Cavanal Hill Investment Management, Inc.

One Williams Center, 15th floor,

Tulsa, OK 74172-0172

May 19, 2017

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cavanal Hill Funds (the “Registrant”);
File Nos. 033-35190 and 811-06114

Ladies and Gentlemen:

On behalf of the above referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectus supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 19, 2017 (Accession No. 0001534424-17-000206), which is incorporated herein by reference.

If you have any questions concerning this filing, please contact Amy Newsome at (918) 583-9928.

Very truly yours,

/s/ Cheryl Briggs

Cheryl Briggs
Secretary to the Registrant

CC: Amy Newsome, Esq

Frederic Dorwart Lawyers

Old City Hall

124 East Fourth Street

Tulsa, Oklahoma 74103